Taxes (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	R$ 2,641,501	R$ 3,846,415
Monetary variation	122,002	257,759
Transfer to sectorial financial liabilities	(1,182,915)	(1,462,673)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	1,580,588	2,641,501
Pis And Cofins To Be Refunded To Consumers current	0
Pis And Cofins To Be Refunded To Consumers Non-current	0	173,135
Current provision for allocation of PIS and COFINS credits	580,000	0
Non-Current provision for allocation of PIS and COFINS credits	1,000,588
Pis and Cofins will be refunded to consumers and Provision for allocation of PIS and Cofins credits, current	580,000
PIS and Cofins will be refunded to consumers and Provision for allocation of PIS and Cofins credits, non-current	1,000,588
Liabilities to be refunded to consumers [Member]
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	731,726	1,995,158
Monetary variation	78,675	199,241
Transfer to sectorial financial liabilities	(810,401)	(1,462,673)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	0	731,726
Provision For Allocation Of P I S And Cofins Credits [Member]
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	1,909,775	1,851,257
Monetary variation	43,327	58,518
Transfer to sectorial financial liabilities	(372,514)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	R$ 1,580,588	R$ 1,909,775